Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
Composition	December 31
	2 0 2 5	2 0 2 4

Ordinary shares of NIS 0.1 each	50,000,000	50,000,000

Issued and outstanding	13,906,412	13,874,334